INCOME TAX	12 Months Ended
Dec. 31, 2025
INCOME TAX
INCOME TAX
20.	INCOME TAX
a)	Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. The first HK$2 million of assessable profits earned by a company will be taxed at 8.25% whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to elect only one company in the group to benefit from the progressive anti-fragmentation two-tier rates.

Chinese mainland

The Group’s PRC subsidiaries and former consolidated VIEs are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

Under the EIT Law and its implementation rules, an enterprise established outside the PRC with a “place of effective management” within the PRC is considered a PRC resident enterprise for PRC enterprise income tax purposes. A PRC resident enterprise is generally subject to certain PRC tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Other Countries

The maximum applicable income tax rates of other countries where the Company’s subsidiaries having significant operations for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31,
	2025	2024	2023
UK	25%	25%	25%
Netherlands	25.8%	25.8%	25.8%

The components of loss before income taxes and share of results of equity method investments for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Chinese mainland	(325,751)	(542,211)	(513,768)
UK	(36,680)	(197,586)	(166,174)
Netherlands	(50,797)	(69,870)	(46,774)
Others	(37,035)	(295,439)	(21,378)
Total	(450,263)	(1,105,106)	(748,094)

The current and deferred portion of income tax expense for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Current income tax expense	15,259	2,012	1,113
Deferred income tax expense	687	—	—
Total income tax expense	15,946	2,012	1,113

The income tax expense reported in the consolidated statements of comprehensive loss for the years ended December 31, 2025, 2024 and 2023 differs from the amount computed by applying the PRC income tax rate of 25% to loss before income taxes due to the following:

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Computed expected income tax benefit at the PRC statutory tax rate of 25%	(112,069)	(276,319)	(187,286)
Effect on tax rates in different tax jurisdiction	22,858	75,134	824
Preferential tax rate impact	(1,322)	(399)	(423)
Tax effect of non-deductible expenses and tax-free income	116,342	4,457	3,137
Tax effect of R&D expenses additional deduction	(44,392)	(13,025)	(17,732)
Change in valuation allowance	33,523	212,302	202,586
Others	1,006	(138)	7
Income tax expense	15,946	2,012	1,113

b)   Deferred income taxes

The tax effects of temporary differences that give rise to the deferred tax assets (liabilities) balances as of December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
	US$	US$
Deferred tax assets:
Net operating losses carryforwards	392,449	344,269
Deferral of tax deduction of R&D expenses	286,520	319,768
Accrued expenses	40,633	37,460
Operating lease liabilities	18,479	24,437
Others	37,949	27,843
Total gross deferred tax assets	776,030	753,777
Valuation allowance on deferred tax assets	(632,645)	(585,820)
Deferred tax assets, net of valuation allowance	143,385	167,957
Deferred tax liabilities:
Government grants	(113,142)	(132,061)
Operating lease right-of-use assets	(28,981)	(34,193)
Others	(1,960)	(1,703)
Total deferred tax liabilities	(144,083)	(167,957)
Net deferred tax liabilities	(698)	—

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more-likely-than-not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2025, the valuation allowances of US$632,645 were related to the deferred income tax assets of the certain subsidiaries of the Company which were in loss position. These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Changes in valuation allowance were as follows:

	Year ended December 31,
	2025	2024	2023
	US$	US$	US$
Balance at the beginning of the year	585,820	390,737	202,715
Addition	33,523	209,569	189,952
Effect of foreign currency translation	13,302	(14,486)	(1,930)
Balance at the end of the year	632,645	585,820	390,737

As of December 31, 2025, the net operating loss carryforwards of the Company’s subsidiaries in Chinese mainland amounted to US$1,025,750, which can be carried forward for five years to offset future taxable profit. The net operating loss carryforwards of the Company’s subsidiaries in Chinese mainland, will expire during the period from 2026 to 2030.

As of December 31, 2025, the net operating loss carryforwards of the Company’s subsidiaries incorporated in UK amounted to US$362,623. Operating losses can be carried forward without time limitation but the annual limit of utilization of carryforward loss, without any cash tax impact, is GBP 5,000.

As of December 31, 2025, the net operating loss carryforwards of the Company’s subsidiaries incorporated in Netherlands amounted to US$164,619. Operating losses can be carried forward without time limitation but are available to offset the first EUR 1,000 of taxable profits and 50% of taxable profits in excess of this of the current fiscal year.